Shareholders equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Shareholders equity
Shareholders' equity

17. Shareholders’ equity

Common shares

a) Authorized

The Company is authorized to issue an unlimited number of common shares with no par value.

b) Common shares issued

Number of common shares
Balance December 31, 2021	97,065,092
(i) Shares issued to settle contingent consideration	305,325
(ii) Shares issued to settle contingent consideration	264,614

Shares issued for Marketing Arrangement (Note 16)	4,926,165
Shares issued for vested RSUs and PSUs (Note 19)	590,707
Shares issued for acquisition of Calma (Note 10)	1,762,425
Balance, September 30, 2022	104,914,328

(I)

During the nine months ended September 30, 2022, the Company issued 305,325 common shares related to contingent consideration in the acquisition of Caliva. The common shares were included in shares to be issued as at December 31, 2021.

(ii)

During the nine months ended September 30, 2022, the Company issued 264,614 common shares related to contingent consideration in the acquisition of LCV. The common shares were issued as the related contingency was resolved.

On January 28, 2022, the Company announced a voluntary extension of the lock-up agreements with certain members of the Company’s leadership team and the entire board of directors, covering over approximately 34,000,000 issued and outstanding common shares. Pursuant to the lock-up agreements, each counterparty has agreed that, subject to certain exceptions, they will not, without the written consent of the Company, among other things, assign or dispose of any of their locked-up shares until January 28, 2023.

20. Shareholders’ equity

Common shares

a) Authorized

The Company is authorized to issue an unlimited number of common shares with no par value.

a) Common shares issued

Number of common shares
Balance, December 31, 2020	-

(i) Conversion of Class B shares	14,655,547
(ii) Shares issued in a private placement	6,313,500
(iii) Conversion of Class A restricted voting shares	31,407,336
(iv) Shares issued to extinguish liabilities in the Qualifying Transaction	336,856
(v) Shares issued for the Qualifying Transaction	42,891,175
(vi) Contingent shares issued in the Qualifying Transaction	25,000
(vii) Share repurchases under repurchase agreements	(1,725,000)
(viii) Share repurchases under normal course issuer bids	(157,600)
(ix) Shares issued for contingent consideration	24,584
(x) Shares issued for acquisition of Calma	458,898
Shares issued for Marketing Service Agreement (Note 19)	2,376,425
Shares issued for vested RSUs (Note 20)	455,058
Shares issued for options exercised (Note 20)	3,313
Balance, December 31, 2021	97,065,092

(i)	Class B shares were converted into 14,655,547 common shares upon the closing of the Qualifying Transaction.
(ii)

On January 15, 2021, the Company closed a private placement of 6,313,500 shares for subscription receipts and Class A restricted voting shares for consideration of $63,135,000 (Note 18). The subscription receipts and Class A restricted voting shares converted to common shares upon the closing of the Qualifying Transaction.

(iii)

Upon the closing of the Qualifying Transaction, 31,407,336 Class A restricted voting shares were converted into common shares of the Company. The remaining 26,092,664 Class A restricted voting shares were redeemed for cash of $264,318,686.

(iv)	The Company issued 336,856 common shares to settle a liability on behalf of SISU as part of the Qualifying Transaction.
(v)

On January 15, 2021, the Company acquired Caliva and OGE, LCV and SISU as part of the Qualifying Transaction (Note 3). During the year ended December 31, 2021, the Company issued 42,891,175 common shares related to this transaction.

(vi)	During the year ended December 31, 2021, the Company settled a portion of the contingent shares to be issued as part of the Qualifying Transaction and issued 25,000 common shares.
(vii)	During the year ended December 31, 2021, the Company repurchased 1,725,000 common shares under the shares repurchase agreements (Note 17).
(viii)

During the year ended December 31, 2021, the Neo Exchange Inc. accepted the Company’s notice of intention to commence Normal Course Issuer Bids (“NCIBs”) for the Company’s common shares and warrants. Pursuant to the NCIBs, the Company may repurchase on the open market (or as otherwise permitted), up to 4,912,255 common shares and 1,791,875 warrants, representing approximately 5% of the issued and outstanding of each of the common shares and the warrants subject to the normal terms and limitations of such bids and an aggregate cap of $25,000,000. Any common shares or warrants purchased under the NCIB will be cancelled. The NCIBs were effective on August 18, 2021 and end on the earlier of (i) August 17, 2022, (ii) $25,000,000 of purchases under the Bids, and iii) the completion of purchases under the applicable Bid. As at December 31, 2021, the Company repurchased 157,600 common shares under this program for $603,165.

(ix)

During the year ended December 31, 2021, the Company issued 24,584 common shares related to contingent consideration in the acquisition of LCV. The common shares were issued as the related contingency was resolved.

(x)	On October 1, 2021, the Company acquired Calma (Note 11) and issued 458,898 common shares.

During the year ended December 31, 2021, and in conjunction with the closing of the Qualifying Transaction described in Note 3, certain shareholders entered into a Lockup and Forfeiture Agreement (the “First Lockup Agreement”), that generally restricted their ability to transfer or trade their shareholdings for a period of nine-months. The trade and transfer restriction period ended on July 15, 2021.

In accordance with the First Lockup Agreement, certain shareholders also agreed to forfeit up to 5,430,450 common shares of the Company upon the third anniversary of the Qualifying Transaction if certain trading targets are not met.

One-third of such common shares will cease to be subject to forfeiture if the 20-Day VWAP of the common shares is equal to or exceeds $13.00, an additional one-third will cease to be subject to forfeiture if the 20-Day VWAP of the common shares is equal to or exceeds $17.00 and an additional one-third will cease to be subject to forfeiture if the 20-Day VWAP of the common shares is equal to or exceeds $21.00.

On July 28, 2021, the Company entered into lock-up agreements (the “Second Lockup Agreements”) with certain members of the Company’s leadership team and the entire board of directors covering over approximately 33,000,000 issued and outstanding common shares.

Pursuant to the Second Lockup Agreements, each counterparty has agreed that, subject to certain exceptions, they would not, without the written consent of the Company, sell, pledge, grant any option, right or warrant for the sale of or otherwise lend, transfer, assign or dispose of any of their  locked-up shares until January 28, 2022. Subsequent to the year end, as described in Note 36, the Company entered into a new lock up agreement.

Class B shares

a) Authorized

The Company is authorized to issue an unlimited number of Class B shares with no par value.

b) Class B shares issued

Number of Class B shares

Balance, December 31, 2020	15,218,750

Conversion of Class B shares	(14,655,547)
Founders’ shares forfeited	(563,203)
Balance, December 31, 2021	-

Pursuant to the First Lockup Agreement, the Sponsor also forfeited 563,203 common shares to the Company for cancellation on closing of the Qualifying Transaction.